Bank credit lines, loan facilities and notes - Schedule of Contractual Maturities of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2024 (remaining)	$ 7,441
2025	29,762
2026	529,762
2027	779,762
2028 and thereafter	2,107,163
Total debt	$ 3,453,890	$ 3,806,213